Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Cash flow hedging derivative instruments gain (loss)
Change in accumulated other comprehensive loss	$ 41.3	$ 12.1
Cash Flow Hedging [Member] | Commodity Contracts [Member]
Cash flow hedging derivative instruments gain (loss)
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	21.0	(27.5)
Losses reclassified from accumulated other comprehensive loss to earnings (effective portion)	(20.3)	(39.6)	(1.9)
Gains (losses) recognized in earnings (ineffective portion)	$ 1.4	$ (0.9)